Liability under insurance contracts and reinsurance contracts - Summary of coverage elements and occurrence elements of net insurance contract liabilities applying the premium allocation (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		₩ (10,654)
Beginning balance - Insurance contract liabilities	[1]	48,334,232
Beginning balance - Net insurance contract liabilities		48,323,578
Insurance income		3,116,553	₩ 2,899,599	₩ 2,741,730
Insurance service expenses - Changes in incident fulfillment cash flow		2,131,560	1,748,779	1,667,870
Insurance finance income and expenses - Current profit or loss		(99,439)	(516,097)	807,964
Insurance finance income and expenses		(99,439)	(516,097)	807,964
Ending balance - Insurance contract assets		(5,639)	(10,654)
Ending Balance - Insurance contract liabilities	[1]	51,124,991	48,334,232
Ending balance - Net insurance contract liabilities		51,119,352	48,323,578
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance income		64,554	39,641
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		(10,210)	0
Beginning balance - Insurance contract liabilities		104,666	87,627
Beginning balance - Net insurance contract liabilities		94,456	87,627
Insurance income		(64,554)	(39,641)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		61,721	31,092
Insurance service expenses - Costs related to onerous contracts		61,721	31,092
Insurance service expenses - Amortization of insurance acquisition Cash flows		13,238	4,126
Insurance service expenses - Etc.		(9)	70
Insurance service expenses		76,395	34,407
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		4,542	2,489
Insurance finance income and expenses - Other comprehensive income		28	25
Insurance finance income and expenses		4,570	2,514
Cash flow for the period - Insurance premium received		109,597	46,680
Cash flow for the period - Insurance acquisition cash flow payment		(19,841)	(12,751)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(45,564)	(22,643)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		(2)	288
Cash flow for the period		44,190	11,574
Other increase/decrease		2,304	(2,025)
Ending balance - Insurance contract assets		(4,588)	(10,210)	0
Ending Balance - Insurance contract liabilities		161,949	104,666	87,627
Ending balance - Net insurance contract liabilities		157,361	94,456	87,627
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		(2,185)	2,472
Insurance service expenses - Costs related to onerous contracts		(2,185)	2,472
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		3,630	(3,353)
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		450	0
Beginning balance - Insurance contract liabilities		10,340	5,372
Beginning balance - Net insurance contract liabilities		10,790	5,372
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		61,148	29,966
Insurance service expenses - Costs related to onerous contracts		61,148	29,966
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		(9)	70
Insurance service expenses		64,348	27,367
Investment factors and insurance premium refund		2	9
Insurance finance income and expenses - Current profit or loss		162	67
Insurance finance income and expenses - Other comprehensive income		22	23
Insurance finance income and expenses		184	90
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(45,564)	(22,643)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		(2)	288
Cash flow for the period		(45,566)	(22,355)
Other increase/decrease		(6,108)	307
Ending balance - Insurance contract assets		1,894	450	0
Ending Balance - Insurance contract liabilities		21,756	10,340	5,372
Ending balance - Net insurance contract liabilities		23,650	10,790	5,372
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Costs related to onerous contracts		0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		3,209	(2,669)
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		7	0
Beginning balance - Insurance contract liabilities		987	451
Beginning balance - Net insurance contract liabilities		994	451
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		528	1,093
Insurance service expenses - Costs related to onerous contracts		528	1,093
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		0	0
Insurance service expenses		949	409
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		17	10
Insurance finance income and expenses - Other comprehensive income		6	2
Insurance finance income and expenses		23	12
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	0
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		2	122
Ending balance - Insurance contract assets		24	7	0
Ending Balance - Insurance contract liabilities		1,944	987	451
Ending balance - Net insurance contract liabilities		1,968	994	451
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Costs related to onerous contracts		0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		421	(684)
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		(10,670)	0
Beginning balance - Insurance contract liabilities		88,524	78,665
Beginning balance - Net insurance contract liabilities		77,854	78,665
Insurance income		(64,554)	(39,641)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		45	33
Insurance service expenses - Costs related to onerous contracts		45	33
Insurance service expenses - Amortization of insurance acquisition Cash flows		13,238	4,126
Insurance service expenses - Etc.		0	0
Insurance service expenses		13,337	4,182
Investment factors and insurance premium refund		(2)	(9)
Insurance finance income and expenses - Current profit or loss		4,363	2,412
Insurance finance income and expenses - Other comprehensive income		0	0
Insurance finance income and expenses		4,363	2,412
Cash flow for the period - Insurance premium received		109,597	46,680
Cash flow for the period - Insurance acquisition cash flow payment		(19,841)	(12,751)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	0
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		89,756	33,929
Other increase/decrease		8,410	(1,684)
Ending balance - Insurance contract assets		(6,506)	(10,670)	0
Ending Balance - Insurance contract liabilities		135,670	88,524	78,665
Ending balance - Net insurance contract liabilities		129,164	77,854	78,665
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		54	23
Insurance service expenses - Costs related to onerous contracts		54	23
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		3	0
Beginning balance - Insurance contract liabilities		4,815	3,139
Beginning balance - Net insurance contract liabilities		4,818	3,139
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Costs related to onerous contracts		0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		0	0
Insurance service expenses		(2,239)	2,449
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		0	0
Insurance finance income and expenses - Other comprehensive income		0	0
Insurance finance income and expenses		0	0
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	0
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		0	(770)
Ending balance - Insurance contract assets		0	3	0
Ending Balance - Insurance contract liabilities		2,579	4,815	3,139
Ending balance - Net insurance contract liabilities		2,579	4,818	₩ 3,139
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		(2,239)	2,449
Insurance service expenses - Costs related to onerous contracts		(2,239)	2,449
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		₩ 0	₩ 0

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.